Dividends	12 Months Ended
Dec. 31, 2015
Dividends Disclosure [Abstract]
Dividends
Dividends
In 2015, two quarterly dividends of $0.16 were paid to ordinary shareholders of record at March 13 and June 15 and two quarterly dividends of $0.20 per share were paid to all ordinary shareholders of record at September 15 and December 15. In 2014, four quarterly dividends of $0.16 per share were paid to all ordinary shareholders of record at March 14, June 13, September 15 and December 15. In 2013, four quarterly dividends of $0.14 per share were paid to all ordinary shareholders of record at March 15, June 14, September 13 and December 13.
The Company paid preference shareholders for the indicated years ended December 31, as follows:

(U.S. dollars in millions)	2015	2014	2013
Series D preference ordinary shares (1) (2)	$11.8	$11.7	$12.3
Series E preference ordinary shares (3)	$65.1	$65.1	$65.1
Non-cumulative perpetual preferred shares (4)	$21.8	$—	$—
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(1)
On October 30, 2015, the Company announced that the Board of Directors of XL-Cayman resolved to pay a dividend of $8.7787 per share on XL-Cayman’s Series D Preference Ordinary Shares. The dividend was paid on January 15, 2016 to all shareholders of record at January 1, 2016.

(2)
On February 19, 2016, the Company announced that the Board of Directors of XL-Cayman, resolved on February 18, 2016 to pay a dividend of $9.349 per share on XL-Cayman’s Series D Preference Ordinary Shares. The dividend will be paid on April 15, 2016 to all shareholders of record at April 1, 2016.

(3)
On February 19, 2016, the Company announced that the Board of Directors of XL-Cayman, resolved on February 18, 2016 to pay a dividend of $32.50 per share on XL-Cayman’s Series E Preference Ordinary Shares. The dividend will be paid on April 15, 2016 to all shareholders of record at April 1, 2016.

(4)
On January 12, 2016, the Board of Directors of Catlin-Bermuda resolved to pay a dividend in the aggregate amount of $21.8 million on CICL Prefs. The dividend was paid on January 19, 2016 to all shareholders of record at December 31, 2015.